Contract revenues (Tables)	12 Months Ended
Dec. 31, 2024
Contract revenues
Schedule of contract revenues

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Janssen	24,600	14,800	—
Takeda	2,709	—	—
Life Molecular Imaging	—	—	3,935
Other	—	1	—
Total contract revenues	27,309	14,801	3,935

Schedule of contract revenue of performance obligations satisfied

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—	—
Performance obligations satisfied in previous periods	24,600	14,801	3,935